Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities
Schedule of contract liabilities

	December 31,
	2021	2020
	$	$
Contract liabilities	9,587,245	7,054,586

Movement in contract liabilities is as follows:

$
Balance at January 1, 2020	5,569,004
Decrease in contract liabilities as a result of recognizing revenue	(5,012,911)
Increase in contract liabilities as a result of receiving sales deposit/non-refundable consideration from contract customer	6,498,493
Balance at December 31, 2020 and January 1, 2021	7,054,586
Decrease in contract liabilities as a result of recognizing revenue	(3,204,988)
Increase in contract liabilities as a result of receiving sales deposit/non-refundable consideration from contract customer	5,737,647
Balance at December 31, 2021	9,587,245